N-2	12 Months Ended
Oct. 31, 2024
Prospectus [Line Items]
Document Period End Date	Oct. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001263994
Amendment Flag	true
Amendment Description	The Registrant is filing this amendment to its Form N-CSR (the “Amendment”) for the period ended October 31, 2024, originally filed with the Securities and Exchange Commission on January 6, 2025, Accession Number 0001839882-25-000828 (the “Original Filing”). This Amendment is filed solely for the purpose of adding a Consent of the Registrant’s previous Independent Registered Public Accounting Firm as an additional exhibit under Item 19. Except as set forth above (and the dates included on the signature page and the certifications required by Rule 30a-2(a) and Rule 30a-2(b)), the Amendment does not amend, update or change any other information or disclosures contained in the Original Filing and this Amendment does not reflect any events occurring after the Original Filing. Items 1 through 19 of this Amendment to the Registrant’s Form N-CSR are incorporated by reference to the Original Filing.
Entity Inv Company Type	N-2
Document Type	N-CSR/A
Entity Registrant Name	Reaves Utility Income Fund